Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Provision (benefit) for income taxes

	Year Ended September 30,
	2012	2011	2010
Current	$55,010	$47,790	$60,529
Deferred	(4,857)	1,252	(19,137)

	$50,153	$49,042	$41,392

Components of deferred tax assets and liabilities

	As of September 30,
	2012	2011
Deferred tax assets:
Deferred revenue	$38,214	$40,436
Employee compensation and benefits	74,248	65,320
Intangible assets, computer software and intellectual property	13,747	16,882
Tax credits, net capital and operating loss carryforwards	169,091	204,594
Other	36,826	24,758

Total deferred tax assets	332,126	351,990
Valuation allowances(1)	(117,011)	(137,836)

Total deferred tax assets, net	215,115	214,154

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(40,175)	(36,640)
Intangible assets, computer software and intellectual property	(101,583)	(106,408)
Other	(28,131)	(34,784)

Total deferred tax liabilities	(169,889)	(177,832)

Net deferred tax assets	$45,226	$36,322

(1)	Subsequent releases of the valuation allowances, if any, will be recognized through earnings.

Effective income tax rate varied from the statutory Guernsey tax rate

	Year Ended September 30,
	2012	2011	2010
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes	11	12	11

Effective income tax rate	11%	12%	11%

Aggregate changes in balance of Company's gross unrecognized tax benefits

	Year Ended September 30,
	2012	2011
Balance at beginning of fiscal year	$132,861	$118,662
Additions based on tax positions related to the current year	20,183	19,849
Additions for tax positions of prior years	4,918	3,548
Reductions for tax positions of prior years	(5,527)	—
Settlements with tax authorities	(3,290)	(5,231)
Lapse of statute of limitations	(15,271)	(3,967)

Balance at end of fiscal year	$133,874	$132,861